Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Operating Segments

	December 31, 2022
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Segment revenue	$3,381	$4,181	$10,409	$—	$17,971
Less intra-segment revenue	—	(655)	—	—	(655)
Revenue (Note 6(a))	3,381	3,526	10,409	—	17,316
Cost of sales	(1,982)	(2,755)	(4,008)	—	(8,745)
Gross profit	1,399	771	6,401	—	8,571
Other operating expense	(367)	(55)	(398)	(765)	(1,585)
Profit (loss) from operations	1,032	716	6,003	(765)	6,986
Net finance income (expense)	(248)	(38)	(86)	222	(150)
Non-operating income (expense)	(185)	9	35	(134)	(275)
Share of profit of associates and joint ventures	4	—	—	—	4
Profit (loss) before taxes from continuing operations	603	687	5,952	(677)	6,565

Capital expenditures from continuing operations	3,910	370	1,167	18	5,465
Goodwill (Note 17)	416	—	702	—	1,118
Total assets from continuing operations	$23,801	$4,523	$18,070	$4,663	$51,057
Total assets from discontinued operations - Unallocated	—	—	—	—	1,302
Total assets	$23,801	$4,523	$18,070	$4,663	$52,359
29.    Segmented Information (continued)

	December 31, 2021
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Segment revenue	$3,452	$3,574	$6,251	$—	$13,277
Less intra-segment revenue	—	(511)	—	—	(511)
Revenue (Note 6(a))	3,452	3,063	6,251	—	12,766
Cost of sales	(1,711)	(2,375)	(3,466)	—	(7,552)
Gross profit	1,741	688	2,785	—	5,214
Impairment reversal (Note 8(a))	215	—	—	—	215
Other operating income (expense)	(14)	(41)	153	(544)	(446)
Profit (loss) from operations	1,942	647	2,938	(544)	4,983
Net finance income (expense)	(116)	(47)	(91)	69	(185)
Non-operating income (expense)	(137)	4	—	26	(107)
Share of loss of associates and joint ventures	(3)	—	—	—	(3)
Profit (loss) before taxes from continuing operations	1,686	604	2,847	(449)	4,688

Capital expenditures from continuing operations	3,074	259	1,284	16	4,633
Goodwill (Note 17)	389	—	702	—	1,091
Total assets	$18,077	$4,401	$18,390	$6,500	$47,368

Schedule of Geographical Areas
The geographical distribution of our non-current assets from continuing operations in 2022, and for all our non-current assets in 2021, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2022	December 31, 2021
Canada	$20,104	$22,949
Chile	19,206	13,771
United States	1,787	1,788
Peru	1,845	1,597
Other	34	162
	$42,976	$40,267